Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Accounts receivable	13,031,789	11,891,930
Allowance for expected credit losses	(536,414)	(650,396)
Accounts Receivable, net	12,495,375	11,241,534

Schedule of Allowance for Doubtful Accounts

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	(271,599)	(322,873)	(536,414)
Adoption of ASU 2016-13	—	(29,923)	—
Provision for doubtful receivables	(322,873)	—	—
Provision for expected credit losses	—	(301,601)	(180,174)
Write off	248,634	—	—
Reversal of expected credit losses	—	116,318	52,911
Foreign currency translation	22,965	1,665	13,281
Balance at the end of the year	(322,873)	(536,414)	(650,396)